Loans	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to thirty years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The credit card portfolio is managed as a single portfolio and includes consumer and business cards. The effective yield on total loans as at December 31, 2023 is 6.46% (December 31, 2022: 5.91%). The interest receivable on total loans as at December 31, 2023 is $23.1 million (December 31, 2022: $16.6 million). The interest receivable is included in Accrued interest and other assets on the consolidated balance sheets and is excluded from all loan amounts disclosed in this note.

Loans' Credit Quality
The four credit quality classifications set out in the following tables are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular internal credit rating grades. Loans' internal credit ratings are assigned by the Bank's customer relationship managers as well as members of the Bank's jurisdictional and Group Credit Committees. The borrowers' financial condition is documented at loan origination and maintained periodically thereafter at a frequency which can be up to monthly for certain loans. The loans' performing status, as well as current economic trends, are continuously monitored. The Bank's jurisdictional and Group Credit Committees meet on a monthly basis. The Bank also has a Group Provisions and Impairments Committee which is responsible for approving significant provisions and other impairment charges.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed. Loans in this category are reviewed by the Bank’s management on at least an annual basis.

A special mention loan shall mean a loan under close monitoring by the Bank’s management on at least a quarterly basis. Loans in this category are currently still performing, but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or that the principal or interest is 90 days past due unless it is a residential mortgage loan which is well secured and collection efforts are reasonably expected to result in amounts due. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.
The amortized cost of loans by credit quality classification and allowance for expected credit losses by class of loans is as follows:

December 31, 2023	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	274,854	—	—	—	274,854	(848)	274,006
Commercial and industrial	258,325	626	853	18,392	278,196	(10,133)	268,063
Commercial overdrafts	116,859	1,689	159	87	118,794	(267)	118,527
Total commercial loans	650,038	2,315	1,012	18,479	671,844	(11,248)	660,596

Commercial real estate loans
Commercial mortgage	590,276	1,484	1,842	3,133	596,735	(1,441)	595,294
Construction	10,981	—	—	—	10,981	—	10,981
Total commercial real estate loans	601,257	1,484	1,842	3,133	607,716	(1,441)	606,275

Consumer loans
Automobile financing	18,823	—	—	139	18,962	(59)	18,903
Credit card	85,242	—	392	—	85,634	(1,744)	83,890
Overdrafts	42,673	—	—	42	42,715	(379)	42,336
Other consumer[1]	41,901	—	1,682	839	44,422	(914)	43,508
Total consumer loans	188,639	—	2,074	1,020	191,733	(3,096)	188,637

Residential mortgage loans	3,105,085	16,084	140,761	38,385	3,300,315	(9,974)	3,290,341

Total	4,545,019	19,883	145,689	61,017	4,771,608	(25,759)	4,745,849
[1] Other consumer loans’ amortized cost includes $8 million of cash and portfolio secured lending and $27 million of lending secured by buildings in construction or other collateral.

December 31, 2022	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	281,518	—	—	—	281,518	(1,368)	280,150
Commercial and industrial	298,137	—	796	18,461	317,394	(10,359)	307,035
Commercial overdrafts	123,874	—	632	45	124,551	(416)	124,135
Total commercial loans	703,529	—	1,428	18,506	723,463	(12,143)	711,320

Commercial real estate loans
Commercial mortgage	613,090	2,082	1,503	3,182	619,857	(884)	618,973
Construction	7,474	—	—	—	7,474	—	7,474
Total commercial real estate loans	620,564	2,082	1,503	3,182	627,331	(884)	626,447

Consumer loans
Automobile financing	20,673	—	—	161	20,834	(93)	20,741
Credit card	77,419	—	295	—	77,714	(1,043)	76,671
Overdrafts	44,414	—	—	6	44,420	(355)	44,065
Other consumer[1]	56,699	—	—	801	57,500	(1,205)	56,295
Total consumer loans	199,205	—	295	968	200,468	(2,696)	197,772

Residential mortgage loans	3,419,186	8,132	102,413	40,398	3,570,129	(9,238)	3,560,891

Total	4,942,484	10,214	105,639	63,054	5,121,391	(24,961)	5,096,430
[1] Other consumer loans’ amortized cost includes $9 million of cash and portfolio secured lending and $37 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality classification is as follows:

December 31, 2023	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2023	446,889	—	—	—	446,889
2022	868,598	141	—	1,024	869,763
2021	522,169	146	—	—	522,315
2020	364,225	457	25,534	12	390,228
2019	526,356	339	272	8,979	535,946
Prior	1,559,264	17,110	119,332	50,872	1,746,578
Overdrafts and credit cards	257,518	1,690	551	130	259,889
Total amortized cost	4,545,019	19,883	145,689	61,017	4,771,608

December 31, 2022	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2022	971,776	—	—	4	971,780
2021	646,436	—	—	20	646,456
2020	485,944	142	508	23	486,617
2019	680,939	—	277	3,118	684,334
2018	393,623	—	12,133	1,355	407,111
Prior	1,499,410	9,767	91,795	58,483	1,659,455
Overdrafts and credit cards	264,356	305	926	51	265,638
Total amortized cost	4,942,484	10,214	105,639	63,054	5,121,391

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2023	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	274,854	274,854
Commercial and industrial	—	—	18,392	18,392	259,804	278,196
Commercial overdrafts	—	—	87	87	118,707	118,794
Total commercial loans	—	—	18,479	18,479	653,365	671,844

Commercial real estate loans
Commercial mortgage	—	355	3,133	3,488	593,247	596,735
Construction	—	—	—	—	10,981	10,981
Total commercial real estate loans	—	355	3,133	3,488	604,228	607,716

Consumer loans
Automobile financing	124	42	112	278	18,684	18,962
Credit card	902	255	392	1,549	84,085	85,634
Overdrafts	—	—	42	42	42,673	42,715
Other consumer	—	89	2,296	2,385	42,037	44,422
Total consumer loans	1,026	386	2,842	4,254	187,479	191,733

Residential mortgage loans	23,483	17,559	102,224	143,266	3,157,049	3,300,315

Total amortized cost	24,509	18,300	126,678	169,487	4,602,121	4,771,608

December 31, 2022	30 - 59 days	60 - 89 days	90 days or more	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	281,518	281,518
Commercial and industrial	5	—	18,461	18,466	298,928	317,394
Commercial overdrafts	—	—	45	45	124,506	124,551
Total commercial loans	5	—	18,506	18,511	704,952	723,463

Commercial real estate loans
Commercial mortgage	363	—	3,181	3,544	616,313	619,857
Construction	—	—	—	—	7,474	7,474
Total commercial real estate loans	363	—	3,181	3,544	623,787	627,331

Consumer loans
Automobile financing	104	5	160	269	20,565	20,834
Credit card	423	231	295	949	76,765	77,714
Overdrafts	—	—	6	6	44,414	44,420
Other consumer	179	16	797	992	56,508	57,500
Total consumer loans	706	252	1,258	2,216	198,252	200,468

Residential mortgage loans	30,813	4,081	49,486	84,380	3,485,749	3,570,129

Total amortized cost	31,887	4,333	72,431	108,651	5,012,740	5,121,391

Changes in Allowances For Credit Losses
The increase in the allowance for expected credit losses as at December 31, 2023 was primarily attributable to an increase in credit card provisions, changes in specific provisions on identified loans, changes in macroeconomic factors, such as GDP forecasts, and partially offset by net paydowns and maturities in the portfolio. As disclosed in Note 2: Significant accounting policies, the Bank continuously collects and maintains attributes related to financial instruments within the scope of CECL, including current conditions, and reasonable and supportable assumptions about future economic conditions.

	Year ended December 31, 2023
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of year	12,143	884	2,696	9,238	24,961
Provision increase (decrease)	570	566	1,223	2,066	4,425
Recoveries of previous charge-offs	70	—	975	612	1,657
Charge-offs, by origination year
2023	—	—	(4)		(4)
2022	—	—	(52)	—	(52)
2021	—	—	(31)	—	(31)
2020	—	—	(33)	—	(33)
2019	—	—	(2)	—	(2)
Prior	(1,474)	(8)	(122)	(2,128)	(3,732)
Overdrafts and credit cards	(66)	—	(1,536)	—	(1,602)
Other	5	(1)	(18)	186	172
Allowances for expected credit losses at end of year	11,248	1,441	3,096	9,974	25,759

	Year ended December 31, 2022
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of year	11,126	1,168	3,020	12,759	28,073
Provision increase (decrease)	2,378	(285)	1,252	(675)	2,670
Recoveries of previous charge-offs	1	—	1,150	262	1,413
Charge-offs	(1,314)	—	(2,721)	(2,912)	(6,947)
Other	(48)	1	(5)	(196)	(248)
Allowances for expected credit losses at end of year	12,143	884	2,696	9,238	24,961
Collateral-dependent loans
Management identified that the repayment of certain commercial and consumer mortgage loans is expected to be provided substantially through the operation or the sale of the collateral pledged to the Bank ("collateral-dependent loans"). The Bank believes that for the vast majority of loans identified as collateral-dependent, the sale of the collateral will be sufficient to fully reimburse the loan's carrying amount.

Non-Performing Loans
During the year ended December 31, 2023, no interest was recognized on non-accrual loans. Non-performing loans at December 31, 2023 include PCD loans, which have all been on non-accrual status since their acquisition. No credit deteriorated loans were purchased during the period.

	December 31, 2023				December 31, 2022
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due 90 days or more and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,086	306	—	18,392	18,159	302	—	18,461
Commercial overdrafts	—	88	—	88	—	45	—	45
Total commercial loans	18,086	394	—	18,480	18,159	347	—	18,506

Commercial real estate loans
Commercial mortgage	1,958	1,175	—	3,133	1,494	1,688	—	3,182
Total commercial real estate loans	1,958	1,175	—	3,133	1,494	1,688	—	3,182

Consumer loans
Automobile financing	124	15	—	139	141	20	—	161
Credit card	—	—	392	392	—	—	295	295
Overdrafts	—	42	—	42	—	6	—	6
Other consumer	512	327	1,682	2,521	649	152	—	801
Total consumer loans	636	384	2,074	3,094	790	178	295	1,263

Residential mortgage loans	20,059	18,326	70,325	108,710	20,621	19,777	10,964	51,362
Total non-performing loans	40,739	20,279	72,399	133,417	41,064	21,990	11,259	74,313

Loan Modifications Made to Borrowers Experiencing Financial Difficulty (from January 1, 2023)
The following table summarizes the amortized cost basis of loan modifications made to borrowers experiencing financial difficulty during the year ended December 31, 2023.

	Amortized cost basis				Weighted average financial effects
December 31, 2023	Term extension and interest rate reduction	Term extension	Interest rate reduction	In % of the class of loans	Months of term extension	Interest rate reduction
Commercial mortgage	472	—	—	0.1%	22	1.8%
Residential mortgage loans	2,938	3,499	7,428	0.4%	35	3.3%

Age analysis and subsequent default of modified loans.
As at December 31, 2023 all loans for which a concession was granted during the preceding 12 months are current, except for the following:
- $0.3 million of residential mortgages for which a reduction in interest rate was granted are 60 to 89 days past due;
- $0.8 million of residential mortgages for which a reduction in interest rate was granted had a payment default and are 90 days or more past due.

Loans modified in a TDR (Prior to January 1, 2023)
As at December 31, 2022, the Bank had no loans that were modified in a TDR during the preceding 12 months that subsequently defaulted.

TDRs entered into during the period (prior to January 1, 2023)

	Year ended December 31, 2022
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	6	2,836	425	3,261

TDRs Outstanding (prior to January 1, 2023)	December 31, 2022
	Accrual	Non-accrual
Commercial loans	796	—
Commercial real estate loans	1,503	2,357
Residential mortgage loans	59,175	10,342
Total TDRs outstanding	61,474	12,699